Other income	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Other income

17. Other income

	2024	2023
	USD	USD
Net realized (loss)/gain on foreign exchange	(856)	1,004
Interest income (a)	20,826	15,433
Others	1,638	1,513
	21,608	17,950

17.	Other income (continued)

(a)	Interest income

Interest income primarily consists of interest earned on bank and fixed deposits with financial institution amounting to USD1,783 (2023: USD1,055) and USD19,043 (2023: USD14,378) respectively. Interest income is recognized as it accrues using the effective interest method.